UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 028-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Barry R. Feirstein
Title:
Phone:    (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York              May 8, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $24,554
                                         (thousands)


List of Other Included Managers:  None


                                                     FORM 13F INFORMATION TABLE

                         TITLE OF               VALUE       SHRS OR   SH/ PUT/   INVSMT   OTHR             VOTING AUTHORITY
NAME OF ISSUER           CLASS      CUSIP       (X$1000)    PRN AMT   PRN CALL   DSCRTN   MGRS       SOLE        SHARED     NONE

CALAVO GROWERS INC       COM        128246105      701        40,500  SH         SOLE     NONE          40,500
CEPHEID                  COM        15670R107    1,829        75,000  SH         SOLE     NONE          75,000
DG FASTCHANNEL INC       COM        23326R109    5,457       284,500  SH         SOLE     NONE         284,500
DTS INC                  COM        23335C101    3,840       160,000  SH         SOLE     NONE         160,000
EHEALTH INC              COM        28238P109      662        30,000  SH         SOLE     NONE          30,000
HEALTH GRADES INC        COM        42218Q102    1,489       282,000  SH         SOLE     NONE         282,000
LIQUIDITY SERVICES INC   COM        53635B107      160        20,000  SH         SOLE     NONE          20,000
ORBCOMM INC              COM        68555P100   10,416     2,100,000  SH         SOLE     NONE       2,100,000




SK 00618 0001 851099